UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$709,794
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,000	1,570,060

		2,279,854

Arizona — 1.2%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,300	2,368,057
5.00%, 10/01/29	925	939,217

		3,307,274

California — 20.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.48%, 10/01/25 (a)	7,150	5,828,322
Antelope Valley Community College District, GO, Election of 2004, Series B (NPFGC), 5.25%, 8/01/39	550	565,890
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (b)	1,400	209,426
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.18%, 8/01/37	2,100	367,899
4.87%, 8/01/38	4,800	784,944
California Health Facilities Financing Authority, RB, Kaiser Permanente, Series A (AGM), 5.50%, 6/01/22 (c)	5,000	5,007,000
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	500	523,035
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.52%, 8/01/13 (a)	1,800	1,511,478
East Side Union High School District, GO (AGM), 4.92%, 8/01/29 (b)	15,000	4,695,750
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	4,000	4,236,640

Municipal Bonds	Par (000)	Value

California (concluded)
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	$2,770	$2,933,125
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	800	820,416
Los Angeles Department of Water & Power, RB, Series A (NPFGC), 5.00%, 7/01/38	3,390	3,423,188
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	2,600	2,696,928
5.00%, 10/01/36	1,475	1,516,212
Monterey Peninsula Community College District, GO, CAB, Series C (AGM), 5.08%, 8/01/28 (b)	11,975	4,082,996
Palm Springs Financing Authority, Refunding RB, Convention Center Project, Series A (NPFGC), 5.50%, 11/01/29	2,900	2,987,783
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	2,000	2,000,100
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	1,250	1,133,500
Sacramento Municipal Utility District, RB, Series N (NPFGC), 5.00%, 8/15/28	4,300	4,323,736
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	1,600	1,634,192
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	2,015	2,082,845
State of California, GO, 5.13%, 6/01/27	20	20,063
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	2,025	2,085,446
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 6.55%, 8/01/36 (b)	2,000	379,980

		55,850,894

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single Family

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado — 1.1%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian):
5.50%, 12/01/27	$1,200	$1,129,620
5.50%, 12/01/33	675	616,288
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.62%, 9/01/32 (b)	5,500	1,221,550

		2,967,458

Florida — 16.3%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,445,696
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,600	2,615,002
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	1,000	1,055,090
Water & Sewer System (AGM), 5.00%, 10/01/39	6,900	7,099,134
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	12,550	12,224,955
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	1,575	1,595,822
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,291,535
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	1,625	1,687,741
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	2,850	3,052,521
(NPFGC), 5.00%, 8/01/31	9,000	9,074,250
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	260,210
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,800	1,909,566

		45,311,522

Georgia — 1.0%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	1,880	1,957,588
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	730	747,009

		2,704,597

Illinois — 22.6%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	2,849,950
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	5,200	5,445,596
(Syncora), 6.00%, 1/01/29	2,200	2,276,626
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.89%, 1/01/31 (b)	8,370	2,802,946

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, GO, Refunding, Series A (AGM), 5.00%, 1/01/25	$5,000	$5,301,300
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	4,000	4,089,360
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.50%, 1/01/22	9,150	9,348,646
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (d)	2,460	2,735,397
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	2,070	2,159,776
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	21,675	22,645,390
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,246,040
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,125	1,162,811

		63,063,838

Indiana — 0.1%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 5.75%, 1/01/34	350	373,412

Iowa — 1.9%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	4,925	5,208,975

Kentucky — 0.8%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,177,200

Louisiana — 1.4%
Jefferson Parish Home Mortgage Authority, RB, Series B-1, AMT (NPFGC), 6.65%, 12/01/33	1,145	1,235,054
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,301,052
Rapides Finance Authority Louisiana, RB, Cleco Power LLC Project, AMT (AMBAC), 4.70%, 11/01/36 (e)	1,575	1,387,024

		3,923,130

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,020	1,082,801

Massachusetts — 8.7%
Massachusetts HFA, RB, AMT (AGM):
Rental Mortgage, Series F, 5.25%, 1/01/46	19,800	19,827,720
S/F Housing, Series 128, 4.80%, 12/01/27 (e)	1,500	1,484,250
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,841,588

		24,153,558

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)		Value

Michigan — 8.0%
City of Detroit Michigan, RB, Second Lien:
Series B (AGM), 6.25%, 7/01/36	$350		$383,796
Series B (AGM), 7.00%, 7/01/36	200		231,140
System, Series A (BHAC), 5.50%, 7/01/36	5,500		5,714,225
System, Series B (NPFGC), 5.00%, 7/01/36	3,000		2,957,010
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,200		2,351,184
Series D (NPFGC), 5.00%, 7/01/28	4,000		4,001,880
Series D (NPFGC), 5.00%, 7/01/33	1,000		985,870
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,000		1,011,760
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	3,900		3,748,719
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	1,000		975,180

			22,360,764

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800		2,024,154
Dakota County Community Development Agency, RB, Mortgage- Backed Securities Program, Series B, AMT (Ginnie Mae), 5.15%, 12/01/38	—	(f)	4

			2,024,158

Mississippi — 1.0%
Mississippi Development Bank Special Obligation, Refunding RB, Jackson Mississippi Water and Sewer System (AGM), 5.00%, 9/01/34	2,700		2,748,762

Nevada — 4.1%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	2,800		2,619,484
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	1,700		1,734,102
Southwest Gas Corp. Project, Series A AMT (FGIC), 4.75%, 9/01/36	40		33,333
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,500		1,510,005
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	2,700		2,703,699
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,275		1,335,677
Las Vegas Valley Water District, GO, Refunding, Series A (NPFGC), 5.00%, 6/01/24	1,350		1,418,445

			11,354,745

Municipal Bonds	Par (000)	Value

New Jersey — 7.3%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.75%, 6/15/29	$870	$870,827
Cigarette Tax (Radian), 5.50%, 6/15/31	85	82,873
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	8,200	8,356,456
School Facilities Construction, Series O, 5.13%, 3/01/28	2,750	2,885,327
School Facilities Construction, Series P, 5.13%, 9/01/28	4,000	4,190,440
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (AGM), 5.50%, 9/01/25	2,000	2,347,240
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,656,998

		20,390,161

Ohio — 2.7%
New Albany Plain Local School District, GO, Refunding:
(FGIC), 6.00%, 6/01/11 (d)	5,120	5,367,040
(NPFGC), 6.00%, 12/01/20	1,170	1,219,163
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	900	908,370

		7,494,573

Pennsylvania — 1.7%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	1,340	1,358,211
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.48%, 12/01/38 (a)	2,600	1,873,482
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,407,081

		4,638,774

Puerto Rico — 2.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,000	3,312,120
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.75%, 8/01/41 (b)	10,000	1,504,900
First Sub-Series C, 6.00%, 8/01/39	725	782,703

		5,599,723

Texas — 10.5%
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC), 5.50%, 11/01/33	5,000	5,040,950
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	3,915	1,998,099
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,187,560
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,125,748

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30 (e)	$1,750	$1,724,362
North Harris County Regional Water Authority, RB, Senior Lien (NPFGC), 5.13%, 12/15/35	1,245	1,273,535
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,702,430
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	2,415	2,639,909
System, (NPFGC), 5.75%, 1/01/40	3,600	3,747,384
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.75%, 8/15/38	4,800	4,881,024

		29,321,001

Virginia — 0.6%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	1,590	1,602,974

Washington — 4.0%
Port of Seattle Washington, RB, Series B, AMT (NPFGC), 6.00%, 2/01/16	7,470	7,480,309
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	1,000	1,008,330
5.25%, 10/01/39	550	565,070
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series D (AGM), 5.25%, 10/01/33	2,000	2,098,840

		11,152,549

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,200	1,220,532

Vermont — 0.9%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (e)	2,440	2,499,146

Total Municipal Bonds – 120.3%		334,812,375

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,053,640

California — 6.3%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	3,808	3,826,415

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

California (concluded)
Los Angeles Community College District California, GO, Series A:
Election of 2001, (NPFGC), 5.00%, 8/01/32	$4,330	$4,435,305
Election of 2008, 6.00%, 8/01/33	1,699	1,917,152
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,299	2,346,313
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	382,590
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	3,030	3,146,110
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	1,320	1,369,698

		17,423,583

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	780	831,827

District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	855	968,296
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,580	1,785,611

		2,753,907

Florida — 3.6%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	4,000	4,076,960
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	4,681,992
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,189	1,240,295

		9,999,247

Georgia — 7.3%
City of Atlanta Georgia, RB (AGM), General:
Series B, 5.25%, 1/01/33	4,999	5,137,480
Subordinate Lien, Series C, 5.00%, 1/01/33	15,000	15,169,500

		20,306,980

Hawaii — 1.8%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	5,000	5,124,850

Illinois — 8.1%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,549	2,717,636
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,499	3,821,708
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	3,500	3,554,075

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

Illinois (concluded)
Regional Transportation Authority, RB (NPFGC), 6.50%, 7/01/26	$10,000	$12,511,352

		22,604,771

Louisiana — 1.7%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	4,600	4,750,420

Massachusetts — 2.7%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	7,195	7,546,986

Nevada — 1.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,298	3,639,854
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	1,574	1,756,926

		5,396,780

New York — 2.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,188,672
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,005	1,143,961
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	2,700	2,796,228
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,200	1,296,096

		6,424,957

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	500	533,615

South Carolina — 2.7%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	2,725	2,867,000
5.25%, 12/01/29	2,425	2,538,369
5.25%, 12/01/30	880	917,726
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,125	1,230,277

		7,553,372

Texas — 4.3%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	2,062,564
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	5,568,097
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,178,280

		11,808,941

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$300	$319,332

Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,250	1,285,563

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 45.2%		125,718,771

Total Long-Term Investments (Cost – $452,401,294) – 165.5%		460,531,146

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.21% (h)(i)	3,180,707	3,180,707

Total Short-Term Securities (Cost – $3,180,707) – 1.1%		3,180,707

Total Investments (Cost – $455,582,001*) – 166.6%		463,711,853
Liabilities in Excess of Other Assets – (2.0)%		(5,498,465)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (22.7)%		(63,355,434)
Preferred Shares, at Redemption Value – (41.9)%		(116,596,991)

Net Assets Applicable to Common Shares – 100.0%		$278,260,963

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$393,270,898

Gross unrealized appreciation	$14,370,483
Gross unrealized depreciation	(7,208,534)

Net unrealized appreciation	$7,161,949

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Amount is less than $1,000.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2010	5

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2010	Net Activity	Shares Held at July 31, 2010	Income

FFI Institutional Tax-Exempt Fund	6,152,712	(2,972,005)	3,180,707	$2,748

(i)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

55	10-Year U.S. Treasury Note	September 2010	$6,690,973	$(118,715)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$460,531,146	—	$460,531,146
Short-Term Securities	$3,180,707	—	—	3,180,707

Total	$3,180,707	$460,531,146	—	$463,711,853

[1]	See above Schedule of Investments for values in each state or political subdivision.

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Interest rate contracts	$(118,715)	—	—	$(118,715)

[1]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 27, 2010